Insurance service expenses - Summary of Insurance Service Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	€ 9,790	€ 10,226	€ 11,097
Insurance contracts issued [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(9,747)	(10,190)	(11,043)
Insurance contracts issued [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Incurred claims and other incurred insurance service expenses	(7,954)	(8,404)	(9,030)
Changes in fulfilment cash flows relating to incurred claims	(14)	(17)	8
Onerous contract losses (and reversals)	(1,109)	(1,079)	(1,247)
Amortization of insurance acquisition costs	(553)	(558)	(545)
Total insurance service expenses	(9,629)	(10,058)	(10,815)
Insurance contracts issued [member] | Contracts measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(118)	(132)	(228)
Investment contracts with DPF [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Total insurance service expenses	(43)	(36)	(54)
Investment contracts with DPF [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Insurance Service Expenses [Line Items]
Incurred claims and other incurred insurance service expenses	(43)	(36)	(54)
Total insurance service expenses	€ (43)	€ (36)	€ (54)